CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 48,310	$ 63,798	$ 47,517
Prepaid expenses and other current assets	2,914	1,264	725
Total current assets	51,224	65,062	48,242
Property and equipment, net	4,002	4,159	1,913
Other assets	3,143	389	236
Total assets	58,369	69,610	50,391
Current liabilities:
Accounts payable	1,590	1,771	1,106
Accrued expenses	3,410	2,488	1,492
Other current liabilities	457	384	650
Total current liabilities	5,457	4,643	3,248
Deferred rent, net of current portion	2,219	969	905
Commitments
Convertible preferred stock	175,490	161,111	108,643
Stockholders' Deficit
Preferred stock
Common stock	1	1	1
Additional paid-in capital	23,923	22,441	21,005
Related party promissory note for the purchase of common stock		(598)	(605)
Accumulated other comprehensive income/(loss)	13	(4)
Accumulated deficit	(148,734)	(118,953)	(82,806)
Total stockholders' (deficit) equity	(124,797)	(97,113)	(62,405)
Total liabilities, convertible preferred stock and stockholders' (deficit)	$ 58,369	69,610	$ 50,391
Pro Forma [Member]
Current liabilities:
Commitments
Stockholders' Deficit
Common stock		2
Additional paid-in capital		183,551
Related party promissory note for the purchase of common stock		(598)
Accumulated other comprehensive income/(loss)		(4)
Accumulated deficit		(118,953)
Total stockholders' (deficit) equity		$ 63,998